Fair Value Measurements - Textual (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on consolidation of former equity method hospital	$ 0	$ 0	$ 27,200,000
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains or losses in assets disclosed at fair value	$ 0
Fairlawn Rehabilitation Hospital [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on consolidation of former equity method hospital			$ 27,200,000